STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants [Line Items]
Warrants to purchase		100,000
Exercise Price (in Dollars per share)	$ 0.67
Warrants, Fair Value (in Dollars)			$ 55,100
IPG $4.50 Warrants [Member]
STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants [Line Items]
Warrants to purchase			250,000
Exercise Price (in Dollars per share)			$ 4.50
Warrants, Fair Value (in Dollars)			$ 421,000
IPG $5.00 Warrants [Member]
STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants [Line Items]
Warrants to purchase			250,000
Exercise Price (in Dollars per share)			$ 5.00
Warrants, Fair Value (in Dollars)			$ 412,000